Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Reserves and accruals	$ 11,276	$ 13,013
Stock-based compensation expense	1,752	1,459
Unrealized (gains) losses	0	10,656
Operating loss carryforwards	37,594	34,457
Others, net	5	18
Gross deferred tax assets	50,627	59,603
Valuation allowance	(29,167)	(29,894)	$ (27,181)	$ (31,058)
Total deferred tax assets, net	21,460	29,709
Deferred tax liabilities:
Property, plant and equipment	(57,006)	(9,048)
Unrealized (gains) losses	(7,832)	0
Intangible assets	(168,655)	(60,133)
Total deferred tax liabilities	(233,493)	(69,181)
Net deferred tax liabilities	$ (212,033)	$ (39,472)